Audit Information	12 Months Ended
Sep. 30, 2025
Auditor [Line Items]
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Auditor Opinion

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of JM Group Limited and its subsidiary (collectively the “Company”) as of September 30, 2024 and 2025, and the related consolidated statements of income (loss), changes in shareholders’ deficit, and cash flows for each of the years in the three-year period ended September 30, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2024 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.